PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES
Prepaid expense	$ 68,003	$ 90,273	$ 81,069
Prepaid interest			5,417
Deferred closing costs	4,040	8,417	4,280
Security deposit	5,050	5,050	5,050
Other		9,986	8,822
Total prepaid expenses - current	$ 327,079	$ 113,726	$ 104,638